FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Net cash provided by (used in) operating activities	¥ (88,189)	$ (12,338)	¥ (117,048)	¥ (43,589)
Net cash used in investing activities	(351,450)	(49,170)	(674,298)	(285,518)
Net cash provided by financing activities	569,569	79,686	539,528	649,451
Effect of exchange rate changes	2,132	298	3,455	(238)
Cash, cash equivalents and restricted cash at the beginning of the year	118,752	16,614	367,115	47,009
Cash, cash equivalents and restricted cash at the end of the year	250,814	35,090	118,752	367,115
Parent Company
Net cash provided by (used in) operating activities	(20,149)	(2,819)	(3,805)	14,103
Net cash used in investing activities	(460,663)	(64,449)	(341,213)
Net cash provided by financing activities	530,002	74,150	185,133	192,277
Effect of exchange rate changes	2,087	292	3,455	(237)
Net increase (decrease) in cash, cash equivalents and restricted cash	51,277	7,174	(156,430)	206,143
Cash, cash equivalents and restricted cash at the beginning of the year	49,880	6,978	206,310	167
Cash, cash equivalents and restricted cash at the end of the year	¥ 101,157	$ 14,152	¥ 49,880	¥ 206,310